Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC FUNDS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Aug. 01, 2016
Supplement [Text Block]	pfst_SupplementTextBlock

SUPPLEMENT DATED SEPTEMBER 15, 2016

TO THE PROSPECTUS FOR PACIFIC FUNDS

CLASS A, CLASS B, CLASS C, CLASS I, CLASS R,

ADVISOR CLASS and INVESTOR CLASS SHARES

DATED AUGUST 1, 2016

This supplement revises the Pacific Funds Class A, Class B, Class C, Class I, Class R, Advisor Class and Investor Class shares prospectus dated August 1, 2016 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to Pacific Funds Portfolio Optimization Conservative, Pacific Funds Portfolio Optimization Moderate-Conservative, Pacific Funds Portfolio Optimization Moderate, Pacific Funds Portfolio Optimization Growth and Pacific Funds Diversified Alternatives (the “Funds”), and are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Pacific Funds Portfolio Optimization Conservative: The following risks are removed from the Principal Risks from Holdings in Underlying Funds subsection:

•	Floating Rate Loan Risk
•	Growth Companies Risk
•	Short Exposure Risk

Pacific Funds Portfolio Optimization Moderate-Conservative and Pacific Funds Portfolio Optimization Moderate: The following risk is removed from the Principal Risks from Holdings in Underlying Funds subsection:

•	Short Exposure Risk

Pacific Funds Portfolio Optimization Growth: The following risks are added to the Principal Risks from Holdings in Underlying Funds subsection:

•	Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and to the risks of debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk, though they generally are not as sensitive to interest rate changes as conventional debt securities. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.

•	Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks. The value of these securities will be influenced by the factors affecting the housing market or the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, these securities may decline in value, become difficult to value, become more volatile and/or become illiquid. These securities are also subject to extension risk, where borrowers or issuers may pay principal later than expected, causing these securities to lengthen in duration and be more volatile in rising interest rate conditions. These securities are also subject to prepayment and call risk, where borrowers or issuers, respectively, may pay principal sooner than expected, causing proceeds to be reinvested at lower prevailing interest rates.

In addition, the following risk is removed from the Principal Risks from Holdings in Underlying Funds subsection:

•	Short Exposure Risk

Pacific Funds Diversified Alternatives: The following risk is removed from the Principal Risks from Holdings in Underlying Funds subsection:

•	Convertible Securities Risk

SUPPLEMENT DATED SEPTEMBER 15, 2016

TO THE PROSPECTUS FOR PACIFIC FUNDS

CLASS P CLASS SHARES

DATED AUGUST 1, 2016

This supplement revises the Pacific Funds Class P Shares prospectus dated August 1, 2016 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to the PF Small-Cap Growth Fund (the “Fund”) and will be effective October 31, 2016. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

All references to “PF Small-Cap Growth Fund” will be replaced with “PF Developing Growth Fund.”

Disclosure Changes to the Fund Summaries section

In the Principal Investment Strategies subsection, the third paragraph will be deleted and replaced with the following:

The Fund invests primarily in common stocks that the sub-adviser believes to be of companies demonstrating above-average, long-term growth potential and that are strongly positioned in the “developing growth” phase, the period of swift development after a company’s start-up phase when growth occurs at a rate generally not equaled by established companies in their mature years. The sub-adviser may sell a holding when it reaches a target price, fails to perform as expected or when other opportunities appear more attractive.

Pacific Funds Portfolio Optimization Conservative
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pfst_SupplementTextBlock

SUPPLEMENT DATED SEPTEMBER 15, 2016

TO THE PROSPECTUS FOR PACIFIC FUNDS

CLASS A, CLASS B, CLASS C, CLASS I, CLASS R,

ADVISOR CLASS and INVESTOR CLASS SHARES

DATED AUGUST 1, 2016

This supplement revises the Pacific Funds Class A, Class B, Class C, Class I, Class R, Advisor Class and Investor Class shares prospectus dated August 1, 2016 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to Pacific Funds Portfolio Optimization Conservative, Pacific Funds Portfolio Optimization Moderate-Conservative, Pacific Funds Portfolio Optimization Moderate, Pacific Funds Portfolio Optimization Growth and Pacific Funds Diversified Alternatives (the “Funds”), and are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Pacific Funds Portfolio Optimization Conservative: The following risks are removed from the Principal Risks from Holdings in Underlying Funds subsection:

•	Floating Rate Loan Risk
•	Growth Companies Risk
•	Short Exposure Risk

Pacific Funds Portfolio Optimization Moderate-Conservative
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pfst_SupplementTextBlock

SUPPLEMENT DATED SEPTEMBER 15, 2016

TO THE PROSPECTUS FOR PACIFIC FUNDS

CLASS A, CLASS B, CLASS C, CLASS I, CLASS R,

ADVISOR CLASS and INVESTOR CLASS SHARES

DATED AUGUST 1, 2016

This supplement revises the Pacific Funds Class A, Class B, Class C, Class I, Class R, Advisor Class and Investor Class shares prospectus dated August 1, 2016 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to Pacific Funds Portfolio Optimization Conservative, Pacific Funds Portfolio Optimization Moderate-Conservative, Pacific Funds Portfolio Optimization Moderate, Pacific Funds Portfolio Optimization Growth and Pacific Funds Diversified Alternatives (the “Funds”), and are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Pacific Funds Portfolio Optimization Moderate-Conservative and Pacific Funds Portfolio Optimization Moderate: The following risk is removed from the Principal Risks from Holdings in Underlying Funds subsection:

•	Short Exposure Risk

Pacific Funds Portfolio Optimization Moderate
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pfst_SupplementTextBlock

SUPPLEMENT DATED SEPTEMBER 15, 2016

TO THE PROSPECTUS FOR PACIFIC FUNDS

CLASS A, CLASS B, CLASS C, CLASS I, CLASS R,

ADVISOR CLASS and INVESTOR CLASS SHARES

DATED AUGUST 1, 2016

This supplement revises the Pacific Funds Class A, Class B, Class C, Class I, Class R, Advisor Class and Investor Class shares prospectus dated August 1, 2016 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to Pacific Funds Portfolio Optimization Conservative, Pacific Funds Portfolio Optimization Moderate-Conservative, Pacific Funds Portfolio Optimization Moderate, Pacific Funds Portfolio Optimization Growth and Pacific Funds Diversified Alternatives (the “Funds”), and are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Pacific Funds Portfolio Optimization Moderate-Conservative and Pacific Funds Portfolio Optimization Moderate: The following risk is removed from the Principal Risks from Holdings in Underlying Funds subsection:

•	Short Exposure Risk

Pacific Funds Portfolio Optimization Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pfst_SupplementTextBlock

SUPPLEMENT DATED SEPTEMBER 15, 2016

TO THE PROSPECTUS FOR PACIFIC FUNDS

CLASS A, CLASS B, CLASS C, CLASS I, CLASS R,

ADVISOR CLASS and INVESTOR CLASS SHARES

DATED AUGUST 1, 2016

This supplement revises the Pacific Funds Class A, Class B, Class C, Class I, Class R, Advisor Class and Investor Class shares prospectus dated August 1, 2016 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to Pacific Funds Portfolio Optimization Conservative, Pacific Funds Portfolio Optimization Moderate-Conservative, Pacific Funds Portfolio Optimization Moderate, Pacific Funds Portfolio Optimization Growth and Pacific Funds Diversified Alternatives (the “Funds”), and are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Pacific Funds Portfolio Optimization Growth: The following risks are added to the Principal Risks from Holdings in Underlying Funds subsection:

•	Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and to the risks of debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk, though they generally are not as sensitive to interest rate changes as conventional debt securities. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.

•	Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks. The value of these securities will be influenced by the factors affecting the housing market or the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, these securities may decline in value, become difficult to value, become more volatile and/or become illiquid. These securities are also subject to extension risk, where borrowers or issuers may pay principal later than expected, causing these securities to lengthen in duration and be more volatile in rising interest rate conditions. These securities are also subject to prepayment and call risk, where borrowers or issuers, respectively, may pay principal sooner than expected, causing proceeds to be reinvested at lower prevailing interest rates.

In addition, the following risk is removed from the Principal Risks from Holdings in Underlying Funds subsection:

•	Short Exposure Risk

Pacific Funds Diversified Alternatives
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pfst_SupplementTextBlock

SUPPLEMENT DATED SEPTEMBER 15, 2016

TO THE PROSPECTUS FOR PACIFIC FUNDS

CLASS A, CLASS B, CLASS C, CLASS I, CLASS R,

ADVISOR CLASS and INVESTOR CLASS SHARES

DATED AUGUST 1, 2016

This supplement revises the Pacific Funds Class A, Class B, Class C, Class I, Class R, Advisor Class and Investor Class shares prospectus dated August 1, 2016 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to Pacific Funds Portfolio Optimization Conservative, Pacific Funds Portfolio Optimization Moderate-Conservative, Pacific Funds Portfolio Optimization Moderate, Pacific Funds Portfolio Optimization Growth and Pacific Funds Diversified Alternatives (the “Funds”), and are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Pacific Funds Diversified Alternatives: The following risk is removed from the Principal Risks from Holdings in Underlying Funds subsection:

•	Convertible Securities Risk

PF Small-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pfst_SupplementTextBlock

SUPPLEMENT DATED SEPTEMBER 15, 2016

TO THE PROSPECTUS FOR PACIFIC FUNDS

CLASS P CLASS SHARES

DATED AUGUST 1, 2016

This supplement revises the Pacific Funds Class P Shares prospectus dated August 1, 2016 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to the PF Small-Cap Growth Fund (the “Fund”) and will be effective October 31, 2016. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

All references to “PF Small-Cap Growth Fund” will be replaced with “PF Developing Growth Fund.”

Disclosure Changes to the Fund Summaries section

In the Principal Investment Strategies subsection, the third paragraph will be deleted and replaced with the following:

The Fund invests primarily in common stocks that the sub-adviser believes to be of companies demonstrating above-average, long-term growth potential and that are strongly positioned in the “developing growth” phase, the period of swift development after a company’s start-up phase when growth occurs at a rate generally not equaled by established companies in their mature years. The sub-adviser may sell a holding when it reaches a target price, fails to perform as expected or when other opportunities appear more attractive.